Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital
Share Capital
Authorized:
Unlimited number of no par value common shares

Share Consolidation:
On May 22, 2018, we completed the consolidation of our common shares on the basis of 9.5 pre-consolidation common shares for each one post-consolidation common share (the "Share Consolidation"). Fractional interests were rounded down to the nearest whole number of common shares. Outstanding stock options, restricted share units and performance share units were similarly adjusted by the consolidation ratio. Outstanding warrants were adjusted such that, following the Share Consolidation, 9.5 2017 warrants will entitle the holder to purchase one whole common share until June 1, 2022.

Issued:	Shares		Warrants
	Number	Amount $	Number	Amount $
Balance, December 31, 2015	118,151,622	261,324,692	—	—
Issued pursuant to incentive share award plan	100,000	41,000	—	—
Issued pursuant to "At the Market" equity distribution agreement(a)	3,006,600	1,456,296	—	—
Share issue costs	—	(500,163)	—	—
Balance, December 31, 2016	121,258,222	262,321,825	—	—
Issued pursuant to stock option plan	801,000	536,949	—	—
Issued pursuant to "At the Market" equity distribution agreement(a)	3,301,500	2,348,821	—	—
Issued pursuant to public offering(b)	16,445,000	7,893,600	16,445,000	3,617,900
Share issue costs	—	(1,391,057)	—	—
Balance, December 31, 2017	141,805,722	271,710,138	16,445,000	3,617,900
Issued pursuant to "At the Market" equity distribution agreement(a)	519,500	553,650	—	—
Share issue costs	—	(33,335)	—	—
Issued pursuant to stock option plan	71,000	38,269	—	—
Balance, May 22, 2018 - pre-consolidation	142,396,222	272,268,722	16,445,000	3,617,900
Balance, May 22, 2018 - post-consolidation	14,988,995	272,268,722	16,445,000	3,617,900
Issued pursuant to public offering(c)	1,532,278	11,606,882	—	—
Issued pursuant to warrant agreement(b)	157	1,747	(1,500)	(330)
Issued pursuant to stock option plan	34,329	158,976	—	—
Issued pursuant to incentive share award plan	28,297	109,751	—	—
Issued pursuant to Common Stock Purchase Agreement(d)	797,691	3,314,097	—	—
Issued pursuant to "At the Market" equity distribution agreement(e)	18,002	66,360	—	—
Share issue costs	—	(2,333,474)	—	—
Balance, December 31, 2018	17,399,749	285,193,061	16,443,500	3,617,570

(a)
On February 25, 2016, we entered into an "at-the-market" ("ATM") equity distribution agreement with Canaccord Genuity Inc. acting as our sole agent with an aggregate offering value of up to $4.6 million which allows us to sell our common shares through the facilities of the Toronto Stock Exchange or other "marketplace” (as defined in National Instrument 21-101 Marketplace Operation) in Canada (our "Canadian ATM"). Subject to the terms of our Canadian ATM, we are able to determine, at our sole discretion, the timing and number of shares to be sold under this ATM facility. During 2018, we sold 519,500 pre-consolidation shares (approximately 54,684 post-consolidation shares) (2017 - 3,301,500 pre-consolidation shares (approximately 347,526 post-consolidation shares) common shares for gross proceeds of $553,650 (2017 - $2,348,821). We incurred share issue costs of $33,335 (2017 - $245,655).

(b)
On June 1, 2017, pursuant to an underwritten public offering, 16,445,000 units were sold at a purchase price of $0.70 per unit for gross proceeds of $11,511,500. Each unit included one pre-consolidation common share with an ascribed value of $0.48 (0.106 post-consolidation common share with an ascribed value of $4.56) and one pre-consolidation common share purchase warrant with an ascribed value of $0.22 (one post-consolidation common share purchase warrant with an ascribed value of $2.09). Each pre-consolidation common share purchase warrant entitled the the holder to purchase one pre-consolidation common share at an exercise price of $0.95. Following the Share Consolidation, 9.5 pre-consolidation common share purchase warrants entitles the holder to purchase one post-consolidation common share in the capital of the Company until June 1, 2022, at an exercise price of approximately $9.025. The post-consolidation common share purchase warrants will be subject to acceleration if the volume weighted average price of the Company's common shares equals or exceeds $23.75 for 15 consecutive trading dates. The ascribed value was determined using the relative fair value method. The ascribed value of the common share purchase warrants was determined using the Black Scholes option pricing model. We incurred share issue costs of $1,145,402.

(c)
On June 5, 2018, pursuant to an underwritten public offering, 1,532,278 common shares were sold at a purchase price of US$5.83 per share for gross proceeds of US$8,933,181. We incurred share issue costs of $1,418,356.

(d)
On September 27, 2018, we entered into a Common Stock Purchase Agreement (the "Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Subject to the terms and conditions of the Agreement and at our sole discretion, we may sell up to US$26,000,000 worth of common shares to LPC over the 30-month term. The purchase price of the common shares will be based on the prevailing market prices immediately preceding the notice of sale without any fixed discount. Subject to the terms of the Agreement, we control the timing and amount of any future investment and LPC is obligated to make such purchases, if and when we elect. The Agreement does not impose any upper price limit restrictions, negative covenants or restrictions on our future financing activities. We can terminate the Agreement at any time at our sole discretion without any monetary cost or penalty.

Upon signing of the Agreement, LPC purchased 248,762 common shares for gross proceeds of US$1,000,000. In consideration for entering into the Agreement, we issued an initial commitment fee of 110,754 common shares to LPC valued at fair value of US$455,000. An additional 110,754 common shares will be issued on a pro rata basis under the terms of the Agreement as an additional commitment fee. 4,260 additional commitment fee common shares valued at fair value of US$17,501 were issued upon signing of the Agreement. Subsequent to the signing of the Agreement, we issued 429,420 common shares for gross proceeds of US$1,055,207 and 4,495 commitment shares. The commitment shares have been valued at fair value of US$11,189 and have been recorded as additional share issue costs. The initial commitment fee and additional commitment fee common shares were recorded as share issue costs in addition to cash share issue costs of $208,726.

(e)
On October 24, 2018, we entered into an ATM equity offering sales agreement with Canaccord Genuity Inc. The ATM allows us, at our sole discretion, to issue common shares, at prevailing market price, with an aggregate offering value of up to US$30,000,000 over the next 19 months through the facilities of the NASDAQ in the United States. During 2018, we sold 18,002 common shares for gross proceeds of US$50,046. We incurred share issue costs of $135,000.

Warrants

The following table summarizes our outstanding warrants at December 31, 2018:

Exercise Price	Outstanding, Beginning of the Year	Exercised During the Year	Outstanding, End of the Year(1)	Weighted Average Remaining Contractual Life (years)
$9.025	16,445,000	(1,500)	16,443,500	3.42

(1)     Exercisable into 1,730,894 common shares.